UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz     Chicago, Illinois      5/13/04
--------------------------    ------------------   -----------
     (Signature)                (City/State)         (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                         Name
------------------------------          ---------------------
028-01190                               Frank Russell Company


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           64

Form 13F Information Table Value Total:  $12,370,149
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


                           FORM 13F INFORMATION TABLE
INSTITUTIONAL CAPITAL CORPORATION
FORM 13F
31-Mar-04
                                                                                          Voting Authority
                                                                                        ---------------------
                               Title
                                of            Value       Shares/   Sh/ Put/ Invstmt  Othr
Name of Issuer                 class  CUSIP   (x$1000)    Prn Amt   Prn Call Dscretn  Mgrs  Sole     Shrd None
---------------------------    ----   -------  --------  --------   --- ---   -----   ---- --------- ---- ------
ABN Amro Holding ADR           COM   000937102    9,816     437,650 SH       Sole           437,650
Alcan Inc.                     COM   013716105  220,073   4,913,450 SH       Sole         4,496,450      417,000
American International Group   COM   026874107  321,653   4,508,107 SH       Sole         4,172,307      335,800
Apache Corp.                   COM   037411105   53,000   1,227,700 SH       Sole         1,122,150      105,550
Archer Daniels Midland Co.     COM   039483102   95,898   5,684,500 SH       Sole         5,253,400      431,100
Atlas Copco AB ADR A           COM   049255706   10,104     284,500 SH       Sole           284,500
Aventis ADR                    COM   053561106  179,098   2,328,975 SH       Sole         2,148,525      180,450
BASF AG ADR                    COM   055262505    9,967     195,050 SH       Sole           195,050
BP Plc                         COM   055622104  534,496  10,439,367 SH       Sole         9,683,767      755,600
Bank of America Corp.          COM   060505104  582,057   7,187,662 SH       Sole         6,653,812      533,850
BellSouth Corp.                COM   079860102  285,817  10,322,025 SH       Sole         9,452,075      869,950
Cendant Corp.                  COM   151313103  443,716  18,192,547 SH       Sole        16,852,547    1,340,000
Citigroup Inc.                 COM   172967101  607,648  11,753,344 SH       Sole        10,820,633      932,711
Clear Channel Communications   COM   184502102  326,850   7,717,837 SH       Sole         7,126,437      591,400
Clorox Co.                     COM   189054109  167,365   3,421,896 SH       Sole         3,134,096      287,800
Comcast Corp Cl A              COM   20030N101  280,996   9,777,162 SH       Sole         8,949,752      827,410
ConocoPhillips                 COM   20825C104  357,679   5,123,602 SH       Sole         4,738,189      385,413
Credit Suisse Group ADR        COM   225401108    9,845     282,900 SH       Sole           282,900
Deere & Co.                    COM   244199105  256,149   3,695,700 SH       Sole         3,425,750      269,950
Deutsche Boerse AG Ord Shrs    COM    7021963     2,148      38,000 SH       Sole            38,000
Diageo PLC ADR                 COM   25243Q205    9,920     187,600 SH       Sole           187,600
DuPont (EI) DeNemours          COM   263534109  291,752   6,910,273 SH       Sole         6,332,823      577,450
E.ON AG Sponsored ADR          COM   268780103    9,873     149,550 SH       Sole           149,550
ENI SPA Sponsored ADR          COM   26874R108    9,757      96,650 SH       Sole            96,650
Entergy Corp.                  COM   29364G103  369,695   6,213,367 SH       Sole         5,753,367      460,000
Estee Lauder Companies Inc.    COM   518439104  106,347   2,398,443 SH       Sole         2,191,643      206,800
Gannett Inc.                   COM   364730101  248,883   2,823,726 SH       Sole         2,595,893      227,833
GlaxoSmithKline PLC ADR        COM   37733W105  340,056   8,512,050 SH       Sole         7,885,750      626,300
Goldman Sachs Group Inc.       COM   38141G104  212,372   2,035,186 SH       Sole         1,862,136      173,050
Groupe Bruxelles Lambert SA Or COM    7097328     9,949     164,700 SH       Sole           164,700
Hewlett Packard Co.            COM   428236103  199,832   8,749,197 SH       Sole         7,990,631      758,566
ING Groep N V ADR              COM   456837103   10,090     457,600 SH       Sole           457,600
International Business Machine COM   459200101  189,246   2,060,600 SH       Sole         1,886,100      174,500
Investor AB Ord Shrs           COM    5679591     9,377     937,250 SH       Sole           937,250
JP Morgan Chase & Co.          COM   46625H100  332,536   7,926,950 SH       Sole         7,335,350      591,600
Lockheed Martin Corp.          COM   539830109  186,037   4,076,193 SH       Sole         3,729,593      346,600
Lowes Cos Inc.                 COM   548661107   95,517   1,701,717 SH       Sole         1,558,017      143,700
MBNA Corp.                     COM   55262L100  182,839   6,617,395 SH       Sole         6,064,795      552,600
Marathon Oil Corp.             COM   565849106  173,507   5,153,176 SH       Sole         4,738,919      414,257
Masco Corp.                    COM   574599106  144,425   4,744,585 SH       Sole         4,339,835      404,750
MetLife Inc.                   COM   59156R108  220,009   6,166,171 SH       Sole         5,644,861      521,310
Microsoft Corp.                COM   594918104  227,922   9,127,850 SH       Sole         8,489,300      638,550
Morgan Stanley                 COM   617446448  285,573   4,983,827 SH       Sole         4,568,327      415,500
Motorola Inc.                  COM   620076109  219,631  12,479,015 SH       Sole        11,520,515      958,500
Nestle SA Sponsored Reg ADR    COM   641069406    9,722     152,550 SH       Sole           152,550
Occidental Petroleum           COM   674599105  214,706   4,662,460 SH       Sole         4,308,310      354,150
Pepsico Inc.                   COM   713448108  321,369   5,967,848 SH       Sole         5,448,928      518,920
Pfizer Inc.                    COM   717081103  281,557   8,033,014 SH       Sole         7,371,914      661,100
Philips Electronics N V        COM   500472303  305,353  10,536,675 SH       Sole         9,782,577      754,098
Public Service Enterprise Grou COM   744573106  244,827   5,211,299 SH       Sole         4,760,849      450,450
Royal Bank of Scotland Group O COM    0754783    12,567     411,900 SH       Sole           411,900
Staples Inc.                   COM   855030102  146,069   5,753,022 SH       Sole         5,264,972      488,050
Target Corp.                   COM   87612E106  200,533   4,452,321 SH       Sole         4,102,830      349,491
Tesco PLC Ord Shrs             COM    0884709     9,288   2,054,000 SH       Sole         2,054,000
Time Warner Inc.               COM   887317105  229,450  13,609,150 SH       Sole        12,663,050      946,100
Total S.A. ADR                 COM   89151E109    9,605     104,400 SH       Sole           104,400
Travelers Property Casualty Cl COM   89420G109   58,276  20,890,724 SH       Sole        19,203,805    1,686,919
Tyco International Ltd.        COM   902124106  266,560   9,303,999 SH       Sole         8,583,649      720,350
UBS AG ADR                     COM   H8920M855    9,907     133,000 SH       Sole           133,000
United Technologies            COM   913017109  362,958   4,205,768 SH       Sole         3,892,775      312,993
Vivendi Universal ADR          COM   92851S204   10,274     387,100 SH       Sole           387,100
Vodafone Group PLC ADR         COM   92857W100    6,092     254,900 SH       Sole           254,900
Waste Management Inc.          COM   94106L109  140,488   4,655,000 SH       Sole         4,288,850      366,150
Wells Fargo and Co.            COM   949746101  391,028   6,900,083 SH       Sole         6,323,833      576,250
REPORT SUMMARY                  64           12,370,149